Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Weighted average effective interest rate on bank deposits	1.83%	1.68%	1.69%